UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2008

Item 1:                    Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2008

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.52%

COMMON STOCKS 98.52%

Aerospace 0.74%
HEICO Corp.	151,148	$7,786

Air Transportation 1.00%
Allegiant Travel Co.*	386,332	10,528

Aluminum 1.02%
Century Aluminum Co.*	154,600	10,712

Banks 1.37%
PrivateBancorp, Inc.	280,846	9,546
SVB Financial Group*	98,112	4,774
Total		14,320

Biotechnology Research & Production 2.28%
Alexion Pharmaceuticals, Inc.*	289,400	20,368
AMAG Pharmaceuticals, Inc.*	85,792	3,520
Total		23,888

Casinos & Gambling 0.59%
WMS Industries Inc.*	170,000	6,152

Chemicals 1.59%
Calgon Carbon Corp.*	599,900	8,548
EnerSys*	344,474	8,061
Total		16,609

Coal 1.33%
Alpha Natural Resources, Inc.*	193,658	9,421
Foundation Coal Holdings, Inc.	75,100	4,505
Total		13,926

Communications Technology 4.91%
Aruba Networks, Inc.*	1,163,890	6,937
Atheros Communications, Inc.*	534,488	14,228
Ciena Corp.*	211,751	7,159
Infinera Corp.*	721,254	9,131
Starent Networks Corp.*	885,487	14,009
Total		51,464

Computer Services, Software & Systems 8.14%
Ariba, Inc.*	467,338	5,547
comScore, Inc.*	206,208	3,891
Comverge Inc.*	494,280	6,485
Concur Technologies, Inc.*	396,123	13,127
Equinix, Inc.*	180,353	16,308
Mercadolibre Inc. (Argentina)*(a)	204,523	10,345
NetSuite Inc.*	380,524	7,512
Omniture, Inc.*	185,252	4,227
PROS Holdings, Inc.*	648,986	7,580
SRA International, Inc. Class A*	188,600	4,955
Synchronoss Technologies, Inc.*	255,193	5,326
Total		85,303

Computer Technology 0.32%
Synaptics Inc.*	98,669	3,349

Consumer Electronics 3.42%
Netflix Inc.*	151,611	4,848
Shanda Interactive Entertainment Ltd. ADR*	369,238	12,661
SINA Corp. (China)*(a)	166,800	7,706
Sohu.com Inc. (China)*(a)	154,400	10,674
Total		35,889

Diversified Financial Services 2.66%
Empresas ICA S.A.B de C.V. ADR*	257,365	6,249
FCStone Group, Inc.*	350,675	14,525
Greenhill & Co., Inc.	108,618	7,065
Total		27,839

Diversified Manufacturing 1.42%
Barnes Group Inc.	276,992	7,224
Koppers Holdings, Inc.	159,100	7,707
Total		14,931

Drugs & Pharmaceuticals 5.85%
Alpharma Inc.*	272,200	6,699
BioMarin Pharmaceutical Inc.*	511,300	18,642
Chattem, Inc.*	107,301	7,498
K-V Pharmaceutical Co. Class A*	304,278	7,437
Onyx Pharmaceuticals, Inc.*	426,233	14,986
United Therapeutics Corp.*	71,050	6,004
Total		61,266

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2008

		Value
Investments	Shares	(000)
Education Services 4.38%
American Public Education Inc.*	171,039	$5,509
Capella Education Co.*	121,917	7,863
K12 Inc.*	330,857	8,430
New Oriental Education & Technology Group, Inc. ADR*	105,960	7,953
Strayer Education, Inc.	86,857	16,129
Total		45,884

Electrical & Electronics 0.79%
Power Integrations, Inc.*	265,000	8,260

Electrical Equipment & Components 0.68%
Baldor Electric Co.	220,500	7,144

Electronics 0.76%
II-VI Inc.*	215,400	8,000

Electronics: Instruments, Gauges & Meters 0.62%
Itron, Inc.*	70,100	6,525

Electronics: Medical Systems 3.33%
Bruker Corp.*	462,000	5,599
Illumina, Inc.*	250,415	19,505
Masimo Corp.*	335,849	9,790
Total		34,894

Electronics: Semi-Conductors/Components 6.27%
ANADIGICS, Inc.*	657,246	7,335
Cavium Networks, Inc.*	481,892	9,903
Hittite Microwave Corp.*	96,500	3,831
JA Solar Holdings Co. Ltd. ADR*	310,600	7,457
NetLogic Microsystems, Inc.*	344,000	11,280
Silicon Laboratories Inc.*	296,100	9,999
SunPower Corp. Class A*	181,815	15,867
Total		65,672

Energy: Miscellaneous 0.65%
EnerNoc, Inc.*	440,007	6,785

Finance Companies 0.24%
Riskmetrics Group Inc.*	141,638	2,500

Financial Data Processing Services & Systems 1.42%
CyberSource Corp.*	293,700	5,343
MSCI Inc. Class A*	306,323	9,502
Total		14,845

Financial Information Services 1.55%
Bankrate, Inc.*	146,183	7,637
INVESTools Inc.*	432,315	5,011
Morningstar, Inc.*	62,151	3,603
Total		16,251

Foods 0.78%
Flowers Foods, Inc.	317,200	8,212

Health & Personal Care 0.54%
Bio-Reference Laboratories, Inc.*	224,816	5,661

Healthcare Management Services 1.84%
athenahealth, Inc.*	106,743	2,669
HMS Holdings Corp.*	189,574	4,885
Phase Foward, Inc.*	636,146	11,705
Total		19,259

Insurance: Multi-Line 0.76%
eHealth, Inc.*	294,717	7,972

Jewelry, Watches & Gemstones 0.93%
Fossil, Inc.*	273,234	9,779

Machinery: Industrial/Specialty 0.77%
Middleby Corp. (The)*	38,784	2,434
Woodward Governor Co.	160,300	5,631
Total		8,065

Machinery: Oil Well Equipment & Services 2.81%
Dril-Quip, Inc.*	123,336	7,050
Oil States International, Inc.*	168,000	8,410
Superior Energy Services, Inc.*	154,900	6,874

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2008

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services (continued)
W-H Energy Services, Inc.*	92,400	$7,142
Total		29,476

Machinery: Specialty 0.96%
Bucyrus International, Inc.	80,209	10,101

Medical & Dental Instruments & Supplies 4.29%
Cepheid*	243,008	4,756
Immucor, Inc.*	265,814	7,172
Meridian Bioscience, Inc.	416,079	11,205
NuVasive, Inc.*	373,704	14,257
Wright Medical Group, Inc.*	271,405	7,577
Total		44,967

Metal Fabricating 2.54%
Kaydon Corp.	187,881	9,839
RBC Bearings Inc.*	209,600	8,378
Valmont Industries, Inc.	85,400	8,408
Total		26,625

Metals & Minerals Miscellaneous 1.73%
Cleveland-Cliffs, Inc.	68,066	10,918
Intrepid Potash, Inc.*	151,100	7,176
Total		18,094

Miscellaneous: Health Care 0.53%
MedAssets, Inc.*	367,348	5,514

Miscellaneous: Producer Durables 0.87%
BE Aerospace, Inc.*	225,070	9,084

Miscellaneous: Technology 0.61%
Vocus, Inc.*	229,840	6,387

Oil: Crude Producers 2.14%
Bill Barrett Corp.*	183,866	9,456
Carrizo Oil & Gas, Inc.*	113,339	7,196
Encore Acquisition Co.*	126,488	5,772
Total		22,424

Printing and Copying Services 0.25%
VistaPrint Ltd. (Bermuda)*(a)	76,600	2,607

Production Technology Equipment 0.48%
Esterline Technologies Corp.*	90,515	5,038

Railroads 0.72%
Genesee & Wyoming, Inc. Class A*	211,868	7,559

Restaurants 1.04%
Chipotle Mexican Grill, Inc.*	26,369	2,587
Panera Bread Co. Class A*	164,600	8,295
Total		10,882

Retail 2.92%
Dick’s Sporting Goods, Inc.*	289,135	8,269
Priceline.com, Inc.*	101,875	13,003
Zumiez Inc.*	444,130	9,305
Total		30,577

Securities Brokerage & Services 1.57%
Investment Technology Group, Inc.*	181,383	8,754
KBW, Inc.*	215,600	5,118
Penson Worldwide, Inc.*	241,752	2,630
Total		16,502

Services: Commercial 3.47%
Ctrip.com International Ltd. ADR	172,586	10,710
FTI Consulting, Inc.*	266,280	17,042
Geo Group, Inc. (The)*	323,965	8,569
Total		36,321

Shipping 1.77%
Eagle Bulk Shipping Inc.	196,700	5,789
Excel Maritime Carriers Ltd. (Greece)(a)	134,000	5,321
Kirby Corp.*	135,500	7,431
Total		18,541

Shoes 0.87%
Deckers Outdoor Corp.*	65,865	9,094

Textiles Apparel Manufacturers 2.34%
J. Crew Group, Inc.*	183,801	8,731

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2008

		Value
Investments	Shares	(000)
Textiles Apparel Manufacturers (continued)
Lululemon Athletica Inc. (Canada)*(a)	428,140	$13,259
Under Armour, Inc. Class A*	75,400	2,513
Total		24,503

Utilities: Electrical 1.42%
ITC Holdings Corp.	267,480	14,920

Wholesale & International Trade 1.54%
Central Euro Distribution Corp.*	265,464	16,172

Wholesalers 0.70%
LKQ Corp.*	337,951	7,354

Total Common Stocks (cost $888,036,332)		1,032,412

WARRANT 0.00%

Computer Technology
Lantronix, Inc.*~ (cost $0)	7,405	—	(b)
Total Long-Term Investments (cost $888,036,332)		1,032,412

	Principal
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 3.02%

Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $32,170,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $32,330,850; proceeds: $31,695,766 (cost $31,694,464)	$31,694	$31,694

Total Investments in Securities 101.54% (cost $919,730,796)		1,064,106
Liabilities in Excess of Cash and Other Assets (1.54%)		(16,179)
Net Assets 100.00%		$1,047,927

ADR	American Depositary Receipt.
*	Non-income producing security.
~	Fair Valued Security (See Note 2(a)).
(a)	Foreign security traded in U.S. dollars.
(b)	Security is valued at zero.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on August 21, 1978.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$924,131,816
Gross unrealized gain	166,789,401
Gross unrealized loss	(26,814,798)
Net unrealized security gain	$139,974,603

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008